Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Loss Per Share [Abstract]
Loss for the period attributable to owners of the Group (basic and diluted)	$ (4,831)	$ (11,899)
Basic weighted average shares outstanding	54,861	49,560
Diluted weighted average shares outstanding	54,861	49,560
Basic loss per share	$ (0.09)	$ (0.24)
Diluted loss per share	$ (0.09)	$ (0.24)